Supplement dated 3–1–13 to the current Class A Shares Prospectus

In the “Your account — Sales charge reductions and waivers” section, under the “Waivers for certain investors” subsection, the following bulleted paragraphs modify and replace the existing corresponding bulleted paragraphs and supersede all prior related disclosure to the contrary:

•	terminating participants in a pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, that is funded by certain John Hancock group annuity contracts or for which John Hancock Trust Company serves as trustee, rolling over assets (directly or within 60 days after distribution) from such plans to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account through John Hancock’s Personal Financial Services (PFS) Group by such terminating participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center

•	participants in a terminating pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code (the assets of which such plan, immediately prior to its termination, were held in certain John Hancock group annuity contracts or in trust by John Hancock Trust Company but have been transferred from such contracts or trust funds and are held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third party trust company and made available through John Hancock), rolling over assets (directly or within 60 days after distribution) from such plans to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account through John Hancock’s PFS Group by such participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Supplement dated 3-1-13 to the current Statement of Additional Information for

John Hancock Massachusetts Tax-Free Income Fund and

John Hancock New York Tax-Free Income Fund,

each a series of John Hancock Tax-Exempt Series Fund

In the “INITIAL SALES CHARGE ON CLASS A SHARES” section, under the “Without Sales Charges” subsection, the following bulleted paragraphs modify and replace the existing corresponding bulleted paragraphs and supersede all prior related disclosure to the contrary:

▪	Terminating participants in a pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, that is funded by certain John Hancock group annuity contracts or for which John Hancock Trust Company serves as trustee, rolling over assets (directly or within 60 days after distribution) from such a plan to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account through John Hancock’s Personal Financial Services (PFS) Group by such terminating participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center.

▪	Participants in a terminating pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code (the assets of which, immediately prior to such plan’s termination, were held in certain John Hancock group annuity contracts or in trust by John Hancock Trust Company but have been transferred from such contracts or trust funds and are held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third party trust company and made available through John Hancock), rolling over assets (directly or within 60 days after distribution) from such a plan to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account through John Hancock’s PFS Group by such participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.